Business Segment and Geographical Information - Clients Representing Company's Net Revenue (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Customer Concentration Risk | Net Revenue | Client A
Revenue, Major Customer [Line Items]
Clients which represented 10% or more of the company's net revenue	14.00%	21.00%	26.00%